UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

The Necessity Retail REIT Operating Partnership, L.P.(1)

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2023 to December 31, 2023

Date of Report (Date of Filing): February 14, 2024

Commission File Number of securitizer: 025-04555

Central Index Key Number of securitizer: 0001698252

Jesse C. Galloway, (332) 265-2277

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

(1) The Necessity Retail REIT Operating Partnership, L.P., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers: AFN ABSPROP001, LLC; AFN ABSPROP001-A, LLC; AFN ABSPROP001-B, LLC; AFN ABSPROP002, LLC; AFN ABSPROP002-A, LLC; AFN ABSPROP002-B, LLC; and AFN ABSPROP002-C, LLC.

☐ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2) Central Index Key

Number of depositor:_____________________________________________

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):_____________

Central Index Key Number of underwriter (if applicable):______________

Name and telephone number, including area code, of the person to contact in connection with this filing

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

The securitizer has no activity to report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 14, 2024

THE NECESSITY RETAIL REIT OPERATING
PARTNERSHIP, L.P., a Delaware limited partnership

By: GNL Retail GP, LLC, a Delaware limited liability company, its general partner

By: Global Net Lease Operating Partnership. L.P., a Delaware limited partnership, its sole member

By: Global Net Lease. Inc, a Maryland corporation, its general partner

	By:	/s/ Christopher Masterson
Name: Christopher Masterson
Title: Chief Financial Officer, Secretary and Treasurer